RiverPark Large Growth Fund June 30, 2020 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 99.5%**
Communication Services – 17.5%
Alphabet, Cl A *	783	$1,111
Alphabet, Cl C *	783	1,107
Facebook, Cl A *	9,699	2,202
Pinterest, Cl A *	68,485	1,518
Snap, Cl A *	87,881	2,064
Twitter *	29,068	866
Walt Disney	12,214	1,362
		10,230
Consumer Discretionary – 9.8%
Amazon.com *	1,104	3,046
NIKE, Cl B	11,876	1,164
Vail Resorts	8,425	1,535
		5,745
Financials – 10.5%
Apollo Global Management, Cl A	30,985	1,547
Blackstone Group, Cl A (a)	46,336	2,625
CME Group, Cl A	4,809	782
KKR	37,928	1,171
		6,125
Health Care – 15.7%
DexCom *	3,551	1,440
Exact Sciences *	25,560	2,222
Illumina *	4,397	1,628
Intuitive Surgical *	3,020	1,721
IQVIA Holdings *	6,915	981
Zoetis, Cl A	8,360	1,146
		9,138
Industrials – 6.3%
Lockheed Martin	2,870	1,047
Northrop Grumman	3,256	1,001
Uber Technologies *	52,845	1,643
		3,691
Information Technology – 35.7%
Adobe *	3,475	1,513
Apple	6,116	2,231
Autodesk *	7,731	1,849
Bill.Com Holdings *	15,152	1,367
Mastercard, Cl A	4,658	1,377
Microsoft	14,792	3,010
PayPal Holdings *	11,311	1,971
RingCentral, Cl A *	4,954	1,412
ServiceNow *	3,905	1,582
Shopify, Cl A *	1,833	1,740
Twilio, Cl A *	7,287	1,599
Visa, Cl A	6,214	1,200
		20,851
Real Estate – 4.0%
American Tower REIT, Cl A	4,626	1,196
Equinix REIT	1,571	1,103
		2,299
Total Common Stock
(Cost $33,242) (000)		58,079

Total Investments — 99.5%
(Cost $33,242) (000)		$58,079

As of June 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $58,398 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Security considered Master Limited Partnership. At June 30, 2020, these securities amounted to $2,625 (000) or 4.5% of Net Assets.

Cl — Class
REIT — Real Estate Investment Trust

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1900

RiverPark/Wedgewood Fund June 30, 2020 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 96.3%**
Communication Services – 23.2%
Alphabet, Cl A *	2,485	$3,524
Electronic Arts *	17,950	2,370
Facebook, Cl A *	17,234	3,913
		9,807
Consumer Discretionary – 11.8%
Starbucks	23,884	1,757
Tractor Supply	24,506	3,230
		4,987
Financials – 2.9%
S&P Global	3,720	1,226

Health Care – 14.2%
Alcon	21,481	1,231
Bristol-Myers Squibb	27,730	1,631
Edwards Lifesciences *	45,310	3,131
		5,993
Industrials – 2.6%
Copart *	13,090	1,090

Information Technology – 41.6%
Apple	10,835	3,953
CDW	15,431	1,793
Keysight Technologies *	14,458	1,457
Microsoft	6,849	1,394
Motorola Solutions	16,219	2,273
NVIDIA	2,552	969
PayPal Holdings *	16,250	2,831
Visa, Cl A	14,830	2,865
		17,535
Total Common Stock
(Cost $31,752) (000)		40,638

Rights — 0.1%
Health Care – 0.1%
Bristol Myers Squid CVR *	9,400	34

Total Rights
(Cost $20) (000)		34

Total Investments — 96.4%
(Cost $31,772) (000)		$40,672

As of June 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $42,188 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class
CVR — Contingent Value Right

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1900

RiverPark Short Term High Yield Fund June 30, 2020 (Unaudited)

Description	Face Amount (000)†		Value (000)
Schedule of Investments
Corporate Obligations — 80.2%
Communication Services – 27.1%
Altice Finco
7.625%, 02/15/25 (a)		775	$809
CSC Holdings
7.750%, 07/15/25 (a)		17,426	18,179
5.375%, 07/15/23 (a)		16,500	16,751
DISH DBS
6.750%, 06/01/21		6,081	6,205
Level 3 Financing
5.375%, 08/15/22		7,354	7,363
Linkem
7.000%, VAR EURIBOR 3 Month+7.000%, 08/09/22 (a)	EUR	21,306	23,556
Netflix
5.375%, 02/01/21		3,206	3,287
Sirius XM Radio
5.375%, 04/15/25 (a)		8,550	8,803
4.625%, 05/15/23 (a)		16,473	16,607
3.875%, 08/01/22 (a)		6,947	7,007
Sprint Communications
7.000%, 08/15/20		27,706	27,858
Univision Communications
5.125%, 05/15/23 (a)		28,105	28,451
			164,876
Consumer Discretionary – 5.5%
American Axle & Manufacturing
6.625%, 10/15/22		6,564	6,664
APX Group
7.875%, 12/01/22		5,539	5,529
Eldorado Resorts
7.000%, 08/01/23		3,473	3,599
Expedia Group
5.950%, 08/15/20		9,431	9,459
L Brands
6.625%, 04/01/21		8,003	8,272
			33,523
Consumer Staples – 3.1%
Energizer Holdings
5.500%, 06/15/25 (a)		8,360	8,644
Safeway
3.950%, 08/15/20		3,269	3,252
Sysco
2.600%, 10/01/20		7,150	7,171
			19,067
Energy – 2.3%
CITGO Petroleum
6.250%, 08/15/22 (a)		14,326	14,281

Health Care – 8.4%
Acadia Healthcare
6.125%, 03/15/21		8,005	8,013
5.125%, 07/01/22		1,335	1,336
DaVita
5.125%, 07/15/24		37,389	38,081
Quest Diagnostics
4.700%, 04/01/21		3,775	3,889
			51,319
Industrials – 10.3%
Briggs & Stratton
6.875%, 12/15/20		1,344	442
Griffon
5.250%, 03/01/22		6,280	6,300
Hawaiian Airlines 2013-1 Cl B Pass-Through Certificates
4.950%, 01/15/22		7,031	6,671
HC2 Holdings
11.500%, 12/01/21 (a)		9,133	8,728
Icahn Enterprises
6.250%, 02/01/22		6,080	6,109
Navios South American Logistics
7.250%, 05/01/22 (a)		2,956	2,963
Standard Industries
5.375%, 11/15/24 (a)		1,000	1,031
United Rentals North America
5.500%, 07/15/25		5,502	5,653
Watco
6.375%, 04/01/23 (a)		18,126	18,373
Williams Scotsman International
7.875%, 12/15/22 (a)		5,802	6,030
			62,300
Information Technology – 8.2%
Anixter
5.125%, 10/01/21		14,212	14,967
Dell International
5.875%, 06/15/21 (a)		24,514	24,560
NortonLifeLock
4.200%, 09/15/20		1,474	1,478
VeriSign
4.625%, 05/01/23		3,630	3,662
Xerox
3.500%, 08/20/20		3,984	4,002
2.750%, 09/01/20		1,072	1,073
			49,742
Materials – 5.8%
Neenah
5.250%, 05/15/21 (a)		4,280	4,276
New
6.250%, 11/15/22 (a)		19,200	19,413
PQ
6.750%, 11/15/22 (a)		5,000	5,095
Steel Dynamics
5.500%, 10/01/24		450	463
5.250%, 04/15/23		1,055	1,064
WR Grace & -Conn
5.125%, 10/01/21 (a)		4,639	4,889
			35,200
Real Estate – 9.5%
Equinix
5.875%, 01/15/26		27,520	29,025

RiverPark Short Term High Yield Fund June 30, 2020 (Unaudited)

Description	Face Amount (000)†/ Shares	Value (000)
Realogy Group
5.250%, 12/01/21 (a)	$28,195	$28,590
		57,615
Total Corporate Obligations
(Cost $488,337) (000)		487,923

Common Stock — 1.1%
Financials – 1.1%
Subversive Capital Acquisition, Cl A *	642,670	6,395

Information Technology – 0.0%
Internap Holding LLC (b)	529,593	16

Total Common Stock
(Cost $8,764) (000)		6,411

Convertible Bond — 1.0%
Energy – 1.0%
Ship Finance International
5.750%, 10/15/21	6,340	6,045

Total Convertible Bond
(Cost $6,365) (000)		6,045

Bank Loan Obligations — 16.4%(c)
Communication Services – 7.1%
Cincinnati Bell Inc., Tranche B Term Loan, 1st Lien
4.250%, 08/16/24	15,933	15,725
Intelsat Jackson, Term Loan, 1st Lien
0.000%, 07/14/21 (d)	3,010	3,050
Windstream Services, LLC (fka Windstream Corporation), Term Facility (DIP), Term Loan, 1st Lien
2.680%, VAR LIBOR+2.500%, 03/08/21	24,702	24,239
		43,014
Consumer Discretionary – 0.7%
Trico Group, LLC, Tranche B-2 Term Loan, 1st Lien
8.000%, VAR LIBOR+7.000%, 02/02/24	4,737	4,535

Energy – 0.9%
McDermott International, Term Facility, 1st Lien
0.000%, 10/21/20 (d)	5,232	5,232

Gaming/Leisure – 1.3%
Eldorado Resorts, Inc. Term Loan B
3.250%, 03/15/24	7,913	7,849

Description	Face Amount (000)†	Value (000)
Information Technology – 0.2%
Internap Holding LLC, Second Out Term Loan, 1st Lien
8.250%, 05/08/25	$2,390	$1,315

Utilities – 6.2%
Pacific Gas and Electric Company, Initial Term Loan (DIP), 1st Lien
3.930%, VAR LIBOR+2.250%, 12/31/20	38,140	37,949

Total Bank Loan Obligations
(Cost $101,369) (000)		99,894

Total Investments — 98.7%
(Cost $604,835) (000)		$600,273

A list of the open forward foreign currency contracts held by the Fund at June 30, 2020, is as follows (000):

Counterparty	Maturity Date	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	07/07/20	CAD 3,085	USD 2,271	$(1)
Brown Brothers Harriman	07/07/20	CAD 12,957	USD 9,640	96
Brown Brothers Harriman	07/07/20	EUR 21,145	USD 23,818	58
				$153

The following is a list of the inputs used as of June 30, 2020 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$487,923	$—	$487,923
Common Stock	6,395	—	16	6,411
Convertible Bond	—	6,045	—	6,045
Bank Loan Obligations	—	99,894	—	99,894

Total Investments in Securities	$6,395	$593,862	$16	$600,273

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$154	$—	$154
Unrealized Depreciation	—	(1)	—	(1)
Total Other Financial Instruments	$—	$153	$—	$153

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

*	Forward contracts are valued at the unrealized appreciation/depreciation on the instrument.

For the period ended June 30, 2020, there were transfers in to Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

RiverPark Short Term High Yield Fund June 30, 2020 (Unaudited)

Percentages are based on Net Assets of $608,446 (000).
*	Non-income producing security.
†	In U.S. Dollar unless otherwise indicated.
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2020, these securities amounted to $267,036 (000) or 43.9% of Net Assets.
(b)	Level 3 security in accordance with fair value hierarchy.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Unfunded bank loan. Interest rate not available.

Cl — Class
CAD — Canadian Dollar
EUR — Euro
EURIBOR— Euro London Interbank Offered Rate
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
USD — U.S. Dollar
VAR — Variable Rate

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1900

RiverPark Long/Short Opportunity Fund June 30, 2020 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 85.2%**
Communication Services – 15.2%
Alphabet, Cl A *(a)	3,021	$4,284
Alphabet, Cl C *(a)	3,017	4,265
Facebook, Cl A *(a)	37,126	8,430
Pinterest, Cl A *(a)	249,430	5,530
Snap, Cl A *(a)	357,339	8,394
Twitter *	124,695	3,715
Walt Disney (a)	41,553	4,633
		39,251
Consumer Discretionary – 9.0%
Amazon.com *	4,453	12,285
NIKE, Cl B	42,753	4,192
Vail Resorts	37,393	6,811
		23,288
Financials – 9.7%
Apollo Global Management, Cl A	130,217	6,500
Blackstone Group, Cl A (b) (c)	192,491	10,907
CME Group, Cl A	15,693	2,551
KKR	159,488	4,925
		24,883
Health Care – 14.1%
DexCom *(a)	13,955	5,657
Exact Sciences *(a)	87,841	7,637
Illumina *(a)	10,201	3,778
Intuitive Surgical *(a)	9,927	5,657
IQVIA Holdings *	28,134	3,992
SmileDirectClub, Cl A *	622,583	4,918
Zoetis, Cl A	34,013	4,661
		36,300
Industrials – 4.9%
Lockheed Martin (a)	7,490	2,733
Northrop Grumman	13,887	4,270
Uber Technologies *(a)	183,468	5,702
		12,705
Information Technology – 28.7%
Adobe *	13,015	5,666
Apple	27,383	9,989
Autodesk *(a)	12,752	3,050
Bill.Com Holdings *	61,647	5,561
Mastercard, Cl A (a)	17,747	5,248
Microsoft	59,828	12,176
PayPal Holdings *(a)	38,819	6,763
RingCentral, Cl A *	21,667	6,175
ServiceNow *(a)	14,285	5,786
Shopify, Cl A *(a)	3,197	3,035
Twilio, Cl A *(a)	26,379	5,788
Visa, Cl A	25,568	4,939
		74,176
Real Estate – 3.6%
American Tower REIT, Cl A	17,724	4,582
Equinix REIT	6,747	4,739
		9,321
Total Common Stock
(Cost $163,872) (000)		219,924

Total Investments — 85.1%
(Cost $163,872) (000)		$219,924

Written Option — (0.9)%(d)
(Premiums Received $914) (000)		$(2,384)

A list of the open option contracts held by the Fund at June 30, 2020 was as follows (000):

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (0.9)%
Call Options
Shopify*	(67)	$(6,358)	$640.00	01/16/21	$(2,384)
Total Written Option
(Premiums Received $914)		$(6,358)			$(2,384)

RiverPark Long/Short Opportunity Fund June 30, 2020 (Unaudited)

A list of open swap agreements held by the Fund at June 30, 2020 was as follows:

Equity Swap Agreements
Company Reference	Counterparty	Receive (Pay)	Payment	Termination	Notional Amount (000)	Value (000)	Net Unrealized Appreciation/ (Depreciation) (000)†
Align Technology Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/03/21	$(2,488)	$(2,729)	$(241)
Alphabet Inc, Class A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	09/10/20	193	230	37
Alphabet Inc, Class C	Goldman Sachs International	Fed Funds - 0.50%	Maturity	09/10/20	188	224	36
Ametek Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	04/13/21	(1,465)	(1,608)	(143)
Aramark	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/14/21	(1,620)	(1,419)	201
ATT Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/03/21	(1,966)	(1,918)	48
Autodesk Inc	Goldman Sachs International	Fed Funds - 0.50%	Maturity	10/28/20	2,760	4,367	1,607
Avis Budget Group Inc	Goldman Sachs International	Fed Funds - (2.59)%	Maturity	07/14/21	(1,780)	(1,657)	123
Baker Hughes Co	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/14/21	(1,580)	(1,489)	91
Boston Properties Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/19/21	(1,595)	(1,501)	94
Caterpillar Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/14/21	(1,818)	(1,860)	(42)
Centurylink Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	08/26/21	(1,709)	(1,607)	102
Cerner Corp	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/03/21	(1,607)	(1,611)	(4)
Church Dwight Co Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/08/21	(1,611)	(1,685)	(74)
Cimpress PLC	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/03/21	(1,393)	(1,543)	(150)
Core Laboratories N.V.	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/14/21	(1,837)	(1,599)	238
Deere Co	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/14/21	(1,820)	(1,866)	(46)
Dell Technologies, Class C	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/19/21	(1,449)	(1,878)	(429)
Dexcom Inc	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/27/21	205	384	179
Discovery Inc, Class A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/17/21	(2,288)	(2,299)	(11)
Dish Network Corp, Class A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/01/21	(1,497)	(1,595)	(98)
Edgewell Personal Care Co	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/03/21	(2,361)	(2,620)	(259)
Exact Sciences Corp	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/07/21	849	1,146	297
Facebook Inc, Class A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	09/10/20	161	196	35
Federal Realty Investment Trust	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/17/21	(1,518)	(1,514)	4
Gaming And Leisure Properties	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/17/21	-	(11)	(11)
Gap Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/14/21	(2,586)	(3,175)	(589)
Gartner Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/12/21	(1,483)	(1,620)	(137)
Halliburton Co	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/14/21	(1,566)	(1,563)	3
Harley-Davidson Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/17/21	(1,722)	(1,891)	(169)
Healthequity Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	04/21/21	(2,397)	(2,500)	(103)
HP Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/19/21	(2,426)	(2,690)	(264)
Idex Corp	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/05/21	(1,529)	(1,665)	(136)
Illumina Inc	Goldman Sachs International	Fed Funds - 0.50%	Maturity	01/13/21	2,194	2,800	606
Intel Corp	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/19/21	(1,693)	(1,671)	22
Interpublic Group	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	04/14/21	(1,492)	(1,585)	(93)
Intuitive Surgical Inc	Goldman Sachs International	Fed Funds - 0.50%	Maturity	03/09/21	1,298	1,295	(3)
Iron Mountain Inc	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/03/21	(1,879)	(2,078)	(199)

RiverPark Long/Short Opportunity Fund June 30, 2020 (Unaudited)

Equity Swap Agreements
Company Reference	Counterparty	Receive (Pay)	Payment	Termination	Notional Amount (000)	Value (000)	Net Unrealized Appreciation/ (Depreciation) (000)†
Kimberly-Clark Corp	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/08/21	$(1,602)	$(1,637)	$(35)
Kohls Corp	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/14/21	(1,810)	(1,692)	118
Kraft Heinz	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/01/21	(2,420)	(2,495)	(75)
Kroger Co	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/01/21	(2,263)	(2,407)	(144)
Lockheed Martin Corp	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/21/21	1,238	1,505	267
Mastercard, Class A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/07/21	656	661	5
Medical Properties Trust	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/03/21	(1,485)	(1,529)	(44)
National Oilwell Varco	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/14/21	(1,636)	(1,537)	99
Nielsen Holdings PLC	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/01/21	(1,551)	(1,598)	(47)
Omnicom Group	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	04/14/21	(1,534)	(1,593)	(59)
Paypal Holdings	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/15/21	286	482	196
Pinterest, Class A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/07/21	825	1,083	258
Publicis Groupe	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/26/21	(1,862)	(1,779)	83
Regency Centers Corp	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/03/21	(1,805)	(1,829)	(24)
Schlumberger Ltd	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/14/21	(1,617)	(1,532)	85
Sensata Technologies	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	04/07/21	(2,576)	(2,787)	(211)
Servicenow	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/15/21	218	322	104
Shopify, Class A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/21/21	1,567	4,255	2,688
Simon Property Group	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/14/21	(1,814)	(1,636)	178
Sl Green Realty Corp	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/14/21	(1,788)	(1,777)	11
Snap, Class A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/08/21	91	238	147
Snap-On	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/03/21	(1,710)	(1,753)	(43)
Sprouts Farmers Market	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/08/21	(1,738)	(1,809)	(71)
Sysco Corp	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/14/21	(1,586)	(1,575)	11
Tapestry	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/14/21	(1,796)	(1,673)	123
Trimble	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/03/21	(2,345)	(2,556)	(211)
Twilio, Class A	Goldman Sachs International	Fed Funds - 0.50%	Maturity	01/13/21	291	709	418
Uber Technologies	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/07/21	843	980	137
Ventas	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/03/21	(1,450)	(1,472)	(22)
Verizon Communications	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	04/22/21	(1,565)	(1,583)	(18)
ViacomCBS, Class B	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/16/21	(1,947)	(2,379)	(432)
Vornado Realty Trust	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/14/21	(1,569)	(1,503)	66
Walmart	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	07/14/21	(1,646)	(1,631)	15
Walt Disney Company	Goldman Sachs International	Fed Funds - 0.50%	Maturity	04/07/21	827	876	49
Welltower	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	06/03/21	(1,497)	(1,469)	28
Western Union Co	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	05/12/21	(1,986)	(2,153)	(167)
WPP PLC	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/26/21	(1,826)	(1,580)	246
Zebra Technologies, Class A	Goldman Sachs International	Fed Funds - (0.50)%	Maturity	03/03/21	(2,182)	(2,342)	(160)
							4,091

The following is a list of the inputs used as of June 30, 2020 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$219,924	$—	$—	$219,924
Total Investments in Securities	$219,924	$—	$—	$219,924

RiverPark Long/Short Opportunity Fund June 30, 2020 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(2,384)	$—	$—	$(2,384)
Equity Swaps‡
Unrealized Appreciation	—	9,055	—	9,055
Unrealized Depreciation	—	(4,964)	—	(4,964)
Total Other Financial Instruments	$(2,384)	$4,091	$—	$1,707

‡	Equity Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $258,278 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Inclusive of accrued dividends and interest related to Total Return Swaps.
(a)	Underlying security for a Total Return Swap.
(b)	This security or partial position of this security has been committed as collateral for option contracts. The aggregate market value of the collateral as of June 30, 2020 was $10,742 (000).
(c)	Security considered Master Limited Partnership. At June 30, 2020, these securities amounted to $10,907 (000) or 4.2% of Net Assets.
(d)	Refer to table below for details on Options Contracts.

Cl — Class
Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “— “ are $0 or rounded to $0.

RPF-QH-001-1900

RiverPark Strategic Income Fund June 30, 2020 (Unaudited)

Description	Face Amount (000)†		Value (000)
Schedule of Investments
Corporate Obligations — 60.7%
Communication Services – 14.6%
Connect Finco SARL
6.750%, 10/01/26 (a)		6,117	$5,807
CSC Holdings
7.750%, 07/15/25 (a)		2,984	3,113
5.375%, 07/15/23 (a)		1,576	1,600
Linkem
7.000%, VAR EURIBOR 3 Month+7.000%, 08/09/22 (a)	EUR	8,896	9,835
Sirius XM Radio
5.375%, 04/15/25 (a)		410	422
4.625%, 05/15/23 (a)		1,099	1,108
4.125%, 07/01/30 (a)		686	681
T-Mobile USA
6.000%, 03/01/23		2,442	2,456
Univision Communications
5.125%, 05/15/23 (a)		939	951
ViacomCBS
4.200%, 05/19/32 (b)		1,000	1,127
			27,100
Consumer Discretionary – 12.2%
APX Group
7.875%, 12/01/22		1,684	1,681
Diamond Sports Group
12.750%, 12/01/26 (a)		1,084	1,030
5.375%, 08/15/26 (a)		676	493
Ferrellgas
10.000%, 04/15/25 (a)		1,567	1,695
Foxtrot Escrow
12.250%, 11/15/26 (a)		2,887	2,809
Georg Jensen
6.000%, VAR EURIBOR 3 Month+6.000%, 05/15/23	EUR	300	282
Hercules Achievement
9.000%, VAR ICE LIBOR USD 3 Month+8.000%, 12/22/24 (a)		3,185	3,113
Jacktel
10.000%, 12/04/23 (a)		1,700	442
Lifefit Group Midco GmbH
7.500%, VAR EURIBOR 3 Month+7.500%, 07/26/23	EUR	1,160	1,163
Michael Kors USA
4.250%, 11/01/24 (a)		1,267	1,199
SB Holdco
8.000%, VAR EURIBOR 3 Month+8.000%, 07/13/22	EUR	1,300	1,439
Scientific Games International
6.625%, 05/15/21		809	813
Silversea Cruise Finance
7.250%, 02/01/25 (a)		2,548	2,411
Tapestry
4.250%, 04/01/25 (b)		3,861	3,741
Wolverine World Wide
6.375%, 05/15/25 (a)		339	357
			22,668
Consumer Staples – 0.9%
Fresh Market
9.750%, 05/01/23 (a)		2,020	1,727

Energy – 6.3%
CITGO Petroleum
6.250%, 08/15/22 (a)		3,539	3,528
Clearway Energy Operating
4.750%, 03/15/28 (a)		676	690
Golar LNG Partners
6.624%, VAR ICE LIBOR USD 3 Month+6.250%, 11/22/21		1,000	860
Martin Midstream Partners
7.250%, 02/15/21		2,235	1,732
McDermott Technology Americas
10.625%, 05/01/24 (a) (c)		11,884	791
Oceaneering International
4.650%, 11/15/24		943	715
Sanjel Corporation
0.000%, 12/31/49 (a)(c)(d)(e)(f)		2,700	—
0.000%, 12/31/49 (c) (d) (e)		101	—
0.000%, 12/31/49 (c) (d) (e)		101	—
0.000%, 12/31/49 (c) (d) (e)		101	—
0.000%, 12/31/49 (c) (d) (e)		101	—
0.000%, 12/31/49 (c) (d) (e)		101	—
0.000%, 12/31/49 (c) (d) (e)		101	—
0.000%, 12/31/49 (c) (d) (e)		101	—
0.000%, 12/31/49 (c) (d) (e)		101	—
SESI
7.750%, 09/15/24		2,360	870
7.125%, 12/15/21 (a)		4,370	1,934
W&T Offshore
9.750%, 11/01/23 (a)		977	615
			11,735
Financials – 2.3%
Donnelley Financial Solutions
8.250%, 10/15/24		679	671
International. FCStone
8.625%, 06/15/25 (a)		3,242	3,392
Toll Road Investors Partnership II MBIA Insurance Corp
0.000%, 02/15/45 (a) (e)		215	70
VNV Global
5.750%, 10/04/22	SEK	2,250	244
			4,377
Health Care – 4.2%
DaVita
5.125%, 07/15/24		7,710	7,853

RiverPark Strategic Income Fund June 30, 2020 (Unaudited)

Description	Face Amount (000)†		Value (000)
Industrials – 11.7%
America West Airlines Pass-Through Trust, Ser 2000-1 Ambac Assurance Corp
8.057%, 07/02/20		189	$189
Borealis Finance
7.500%, 11/16/22 (a)		2,248	1,761
Briggs & Stratton
6.875%, 12/15/20		467	153
Continental Airlines Pass-Through Trust, Ser 2000-2, Cl A1
7.707%, 04/02/21		173	166
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/22		501	475
Hawaiian Airlines 2013-1 Cl A Pass-Through Certificates
3.900%, 01/15/26		3,828	3,356
HC2 Holdings
11.500%, 12/01/21 (a)		2,776	2,653
MPC Container Ships Invest BV
5.056%, VAR ICE LIBOR USD 3 Month+4.750%, 09/22/22		2,300	1,719
Mueller Industries
6.000%, 03/01/27 (b)		5,170	5,072
Stolt-Nielsen
6.375%, 09/21/22		2,500	2,600
StorCentric Peleus Insurance Co
5.875%, 02/19/23 (a)		844	849
Triumph Group Inc
6.250%, 09/15/24 (a)		2,467	2,102
Welbilt
9.500%, 02/15/24		796	764
			21,859
Information Technology – 2.8%
Anixter
5.125%, 10/01/21		676	712
CentralNic Group
7.000%, VAR EURIBOR 3 Month+7.000%, 07/03/23	EUR	765	864
Dell International
7.125%, 06/15/24 (a)		2,277	2,361
6.100%, 07/15/27 (a) (b)		1,072	1,240
			5,177
Materials – 2.3%
Alcoa Nederland Holding BV
6.750%, 09/30/24 (a)		1,943	1,991
Allegheny Technologies
7.875%, 08/15/23		923	947
NOVA Chemicals
5.250%, 06/01/27 (a)		1,582	1,393
			4,331

Description		Face Amount (000)† /Shares	Value (000)
Real Estate – 2.4%
Equinix
5.875%, 01/15/26		3,937	$4,152
Realogy Group
7.625%, 06/15/25 (a)		343	344
			4,496
Utilities – 1.0%
Pacific Gas and Electric
2.500%, 02/01/31		348	341
2.100%, 08/01/27		348	345
Vistra Operations
4.300%, 07/15/29 (a)		1,080	1,137
			1,823
Total Corporate Obligations
(Cost $120,801) (000)			113,146

Common Stock — 5.8%
Consumer Discretionary – 1.6%
Appvion (d) (f)		305,017	3,019

Financials – 2.7%
Ceres Acquisition *		52,492	496
Subversive Capital Acquisition, Cl A *		466,905	4,646
			5,142
Information Technology – 0.0%
Internap Holding LLC (d)		592,725	18

Materials – 0.7%
RA Parent (d)		56	1,200

Real Estate – 0.8%
Alpine Income Property Trust		67,175	1,092
CTO Realty Growth		10,497	415
			1,507
Total Common Stock
(Cost $16,108) (000)			10,886

Convertible Bonds — 4.3%
Consumer Discretionary – 0.2%
WildBrain
5.875%, 09/30/24 (a)	CAD	825	441

Consumer Staples – 0.3%
Chefs' Warehouse
1.875%, 12/01/24 (a)		802	583

Energy – 1.3%
Ship Finance International
5.750%, 10/15/21		2,426	2,313

RiverPark Strategic Income Fund June 30, 2020 (Unaudited)

Description	Face Amount (000)† /Shares	Value (000)
Health Care – 0.5%
Jazz Investments I
2.000%, 06/15/26 (a)	$857	$868

Industrials – 0.6%
HC2 Holdings
7.500%, 06/01/22 (a)	1,232	1,121

Real Estate – 1.4%
Consolidated-Tomoka Land
3.875%, 04/15/25 (a)	1,989	1,635
CTO Realty Growth
3.875%, 04/15/25	1,217	1,001
		2,636
Total Convertible Bonds
(Cost $8,324) (000)		7,962

Trade Claims — 1.7%
Utilities – 1.7%
Pacific Gas & Electric (d) (f)	3,006	3,081

Total Trade Claims
(Cost $2,585) (000)		3,081

Preferred Stock — 0.5%
Real Estate – 0.5%
Monmouth Real Estate Investment
6.125%	40,356	987

Total Preferred Stock
(Cost $900) (000)		987

Commercial Paper — 0.5%(e)
Consumer Discretionary – 0.5%
General Motors
0.000%, 07/07/20	964	964
Total Commercial Paper
(Cost $963) (000)		964

Municipal Bonds — 0.4%
Revenue Bond – 0.4%
New York State Dormitory Authority
4.000%, 07/01/20	348	348
School District of Broward County
5.000%, 07/01/20	348	348

Total Municipal Bonds
(Cost $696) (000)		696

Description	Shares/ Number of Warrants/ Face Amount (000)	Value (000)
Exchange-Traded Fund — 0.3%
Financials – 0.3%
iShares iBoxx High Yield Corporate Bond ETF	7,001	$571
Total Exchange-Traded Fund
(Cost $577) (000)		571

Warrant — 0.0%
Financials – 0.0%
Tuscan Holdings II*	34,625	19

Total Warrant
(Cost $17) (000)		19

Bank Loan Obligations — 21.0%(g)
Communication Services – 3.0%
GTT Communications, Inc., Closing Date U.S. Term Loan, 1st Lien
2.930%, VAR LIBOR+2.750%, 05/31/25	1,259	922
Windstream Services, LLC (fka Windstream Corporation), Term Facility (DIP), 1st Lien
2.680%, VAR LIBOR+2.500%, 03/08/21	2,672	2,622
Windstream Services, LLC (fka Windstream Corporation), Tranche B-6 Term Loan (2016), 1st Lien
8.250%, VAR Prime Rate by Country+5.000%, 03/29/21	3,334	2,007
		5,551
Consumer Discretionary – 8.1%
Appvion Operations, Inc., Term Loan, 1st Lien
7.000%, VAR LIBOR+0.060%, 06/12/26	861	857
Eldorado Resorts, Inc. Term Loan B
3.250%, VAR LIBOR+2.250%, 03/15/24	2,406	2,386
General Nutrition Centers, Term Loan
10.000%, VAR LIBOR USD 1 Month+7.000%, 12/31/22	1,701	1,610
JetBlue Airways Corporation, Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/12/24	174	170

RiverPark Strategic Income Fund June 30, 2020 (Unaudited)

Description	Face Amount (000)	Value (000)
Monitronics International, Inc., Loan, 1st Lien
7.750%, VAR LIBOR+0.065%, 03/29/24	$1,194	$905
Party City Holdings Inc., 2018 Replacement Term Loan, 1st Lien
4.100%, VAR LIBOR+0.025%, 08/19/22	3,277	1,547
Production Resource Group, L.L.C., Term Loan, 1st Lien
8.900%, VAR LIBOR+7.000%, 08/21/24 (c)	2,550	1,402
Trico Group, LLC, Tranche B-2 Term Loan, 1st Lien
8.000%, VAR LIBOR+7.000%, 02/02/24	6,458	6,184
		15,061
Energy – 2.1%
Crestwood Holdings LLC, Term Loan, 1st Lien
7.700%, VAR LIBOR+7.500%, 02/28/23	4,396	2,875
Fieldwood Energy LLC, Closing Date Loan, 2nd Lien
0.000%, VAR LIBOR+5.250%, 04/11/22 (c)	5,879	1,068
		3,943
Information Technology – 0.8%
Internap Holding LLC, Second Out Term Loan, 1st Lien
8.250%, VAR LIBOR+3.000%, 05/08/25	2,675	1,472

Materials – 2.4%
Pixelle Specialty Solutions, LLC, Initial Term Loan, 1st Lien
7.500%, VAR LIBOR+6.500%, 10/31/24	3,331	3,132
Real Alloy Holding, Term Loan
13.000%, 12/31/49 (d)(f)	1,211	1,211
		4,343
Real Estate – 1.2%
IEA Energy Services LLC, 2019 Refinancing Term Loan, 1st Lien
7.058%, VAR LIBOR+6.750%, 09/25/24	2,372	2,285

Description	Face Amount (000)/ Shares	Value (000)
Utilities – 3.4%
Pacific Gas and Electric Company, Initial Term Loan (DIP), 1st Lien
3.930%, VAR LIBOR+2.250%, 12/31/20	$6,404	$6,372

Total Bank Loan Obligations
(Cost $49,305) (000)		39,027

Total Investments — 95.2%
(Cost $200,276) (000)		$177,339

Schedule of Securities Sold Short, Not Yet Purchased
Corporate Obligations — (2.5)%
Consumer Staples – (1.8)%
Conagra Brands
7.125%, 10/01/26	(1,000)	(1,257)
Kraft Heinz Foods
3.000%, 06/01/26	(2,000)	(2,017)
		(3,274)
Financials – (0.3)%
Capital One Financial
3.450%, 04/30/21	(586)	(598)

Health Care – (0.4)%
McKesson
3.950%, 02/16/28	(660)	(756)

Total Corporate Obligations
(Proceeds $4,283) (000)		(4,628)

Common Stock — 0.0%
Industrials – 0.0%
Briggs & Stratton	(48,422)	(63)

Total Common Stock
(Proceeds $93) (000)		(63)

Total Securities Sold Short, Not Yet Purchased
(Proceeds $4,376) (000)		$(4,691)
Purchased Options — 0.1%(h)
Total Purchased Options
(Cost $136) (000)		$126
Written Options — (0.3)%(h)
Total Written Options
(Premiums Received $539) (000)		$(455)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2020, is as follows (000):

Counterparty	Maturity Date	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	07/07/20	USD 665	EUR 593	$1
Brown Brothers Harriman	07/07/20	USD 981	EUR 865	(9)
Brown Brothers Harriman	07/07/20	SEK 2,294	USD 248	2
Brown Brothers Harriman	07/07/20	EUR 13,365	USD 15,054	37
Brown Brothers Harriman	07/07/20	CAD 570	USD 421	1
				$32

RiverPark Strategic Income Fund June 30, 2020 (Unaudited)

A list of the open option contracts held by the Fund at June 30, 2020 was as follows (000):

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.1%
Put Options
Briggs & Stratton*	169	$111	$2.50	07/18/20	$23
Crestwood Equity Partners LP*	162	212	10.00	12/19/20	25
Hawaiian Holdings*	65	190	8.00	12/19/20	5
		513			53
Call Options
Barrick Gold*	114	212	22.00	01/16/21	73
Total Purchased Options
(Cost $136)		$725			$126
WRITTEN OPTIONS — (0.3)%
Put Options
Barrick Gold Corp*	(114)	$(212)	24.00	01/16/21	$(26)
iShares iBoxx $ Investment Grade Corporate Bond ETF*	(346)	(4,654)	110.00	09/19/20	(5)
iShares iBoxx High Yield Corporate Bond ETF*	(69)	(606)	76.00	08/22/20	(5)
iShares iBoxx High Yield Corporate Bond ETF*	(103)	(905)	78.00	08/22/20	(11)
iShares iBoxx High Yield Corporate Bond ETF*	(206)	(1,810)	81.00	08/22/20	(42)
Magellan Midstream Partners LP*	(101)	(436)	37.50	10/17/20	(19)
SPDR Gold Shares*	(81)	(1,155)	157.00	01/16/21	(38)
		$(9,778)			$(146)
Call Options
Briggs & Stratton*	(101)	$(66)	5.00	01/16/21	$(1)
Crestwood Equity Partners LP*	(162)	(212)	15.00	12/19/20	(36)
Crestwood Equity Partners LP*	(404)	(530)	7.50	10/17/20	(234)
Hawaiian Holdings*	(130)	(381)	16.00	07/18/20	(5)
Hawaiian Holdings*	(221)	(647)	14.00	07/18/20	(24)
iShares iBoxx High Yield Corporate Bond ETF*	(244)	(2,144)	85.00	08/22/20	(9)
		$(3,980)			$(309)
Total Written Options
(Premiums Received $539)		$(13,758)			$(455)

The following is a list of the inputs used as of June 30, 2020 in valuing the Fund’s investments, securities sold short, not yet purchased, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$113,146	$—	$113,146
Common Stock	6,649	—	4,237	10,886
Convertible Bonds	—	7,962	—	7,962
Trade Claims	—	—	3,081	3,081
Preferred Stock	987	—	—	987
Commercial Paper	—	964	—	964
Municipal Bonds	—	696	—	696
Exchange-Traded Fund	571	—	—	571
Warrant	—	19	—	19
Bank Loan Obligations	—	37,816	1,211	39,027
Total Investments in Securities	$8,207	$160,603	$8,529	$177,339

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$(4,628)	$—	$(4,628)
Common Stock	(63)	—	—	(63)
Total Securities Sold Short, Not Yet Purchased	$(63)	$(4,628)	$—	$(4,691)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$126	$—	$—	$126
Written Options	(455)	—	—	(455)
Forwards Contracts**
Unrealized Appreciation	—	41	—	41
Unrealized Depreciation	—	(9)	—	(9)
Total Other Financial Instruments	$(329)	$32	$—	$(297)

** Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value (000):

	Common Stock	Trade Claims	Bank Loan Obligations	Total
Beginning balance as of October 1, 2019	$4,883	$2,601	$1,133	$8,616
Change in unrealized appreciation/ (depreciation)	(663)	499	—	(164)
Purchases	—	—	39	39
Sales	—	(19)	—	(19)
Transfer into Level 3	18	—	—	18
Transfer out of Level 3	—	—	—	—
Ending balance as of June 30, 2020	$4,237	$3,081	$1,172	$8,490
Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(663)	$499	$—	$(164)

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

RiverPark Strategic Income Fund June 30, 2020 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2020. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Assets	Fair Value at June 30, 2020	Valuation Technique	Unobservable Inputs	Range
Common Stock Appvion	$3,019	Multiples and Comparables Methods	3.2x multiple on $38.2mm in EBITDA (total enterprise value) less net debt of $39.7mm on 8.5mm shares outstanding. The EBITDA multiple used for the unobservable inputs was approximately 42% of the average of the comparable public companies.	5.6x-8.3x multiple (average multiple being 7.6x) of EBITDA on comparable public companies together with $118mm-$390mm in EBITDA and $217mm-$1,043mm of net debt for the companies.
Common Stock RA Parent	$1,200	Multiples and Comparables Methods	5.0x $40.3mm in EBITDA (total enterprise value) less net debt of $93.9mm on 5,000 shares outstanding. The EBITDA multiple used for the unobservable inputs was approximately 69% of the average of the comparable public companies.	5.1x-11.4x multiples of EBITDA, with an average EBITDA of 7.3x, on comparable public companies.
Common Stock Internap Holding LLC	$18	Consensus Pricing	The restructuring plan values the equity at $1.50/unit, however, with the second-out term loan trading at a significant discount to par, we find it highly unlikely that this reflects the market value for the units. Consistent with this view, a bona-fide broker has indicated that the units would trade within a range of $0.01-$0.05. We are pricing the LLC units at the mid-point of that range, $0.03.	$.01 - $.05 per unit.
Trade Claims Pacific Gas & Electric	$3,081	Transactions Method and Liquidation Value of Claims	A bona-fide quote of 102.50 from an independent broker was used to support this valuation.	—
Bank Loan Obligations Real Alloy	$1,211	Multiple Methods	During 1Q20 net debt declined from $97.4 mm to $93.9 mm, primarily due to a sequential increase in EBITDA and reduction in capital expenditures. However, with LTM EBITDA declining from $44.1 mm to $40.3 mm, net leverage increased from 2.2x to 2.3x during the quarter and still remains relatively low.	2.1x-2.3x net leverage coupled with $40.3mm in EBITDA for the company.

Percentages are based on Net Assets of $186,298 (000).
*	Non-income producing security.
†	In U.S. Dollar unless otherwise indicated.
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2020, these securities amounted to $70,290 (000) or 37.7% of Net Assets.
(b)	This security or partial position of this security has been committed as collateral for open short positions and option contracts. The aggregate market value of the collateral as of June 30, 2020 was $11,180 (000).
(c)	Security in default on interest payments.
(d)	Level 3 security in accordance with fair value hierarchy.
(e)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time purchase.
(f)	Securities considered illiquid. The total value of such securities as of June 30, 2020 was $7,311 (000) and represented 3.9% of Net Assets.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(h)	Refer to table below for details on Options Contracts.

CAD — Canadian Dollar
Cl — Class
ETF — Exchange Traded Fund
EUR — Euro
EURIBOR — Euro London Interbank Offered Rate
ICE— Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
LP — Limited Partnership
SEK — Swedish Krona
Ser — Series
SPDR — Standard and Poor's Depository Receipt
USD — U.S. Dollar
VAR— Variable Rate

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1900

RiverPark Strategic Income Fund June 30, 2020 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities (a) — 98.4%
Non-Agency Mortgage-Backed Obligation – 98.4%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl F
3.012%, VAR ICE LIBOR USD 1 Month+2.827%, 09/15/34	$14,000	$12,953
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl E
2.304%, VAR ICE LIBOR USD 1 Month+2.119%, 09/15/34	2,125	2,008
BBCMS Mortgage Trust, Ser 2020-C7, Cl D
3.605%, 04/15/53	5,000	4,248
BBCMS Mortgage Trust, Ser 2018-TALL, Cl E
2.622%, VAR ICE LIBOR USD 1 Month+2.437%, 03/15/37	3,000	2,556
BBCMS Mortgage Trust, Ser 2019-CLP, Cl E
2.299%, VAR ICE LIBOR USD 1 Month+2.114%, 12/15/31	7,070	6,448
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
1.306%, VAR ICE LIBOR USD 1 Month+1.121%, 03/15/37	1,820	1,711
BBCMS Mortgage Trust, Ser 2018-TALL, Cl B
1.156%, VAR ICE LIBOR USD 1 Month+0.971%, 03/15/37	2,007	1,897
Benchmark Mortgage Trust, Ser 2020-IG3, Cl D
3.387%, 09/15/48	3,000	2,366
BF Mortgage Trust, Ser 2018-NYT, Cl E
2.685%, VAR ICE LIBOR USD 1 Month+2.500%, 12/15/35	12,000	10,705
BFLD, Ser 2019-DPLO, Cl F
2.725%, VAR ICE LIBOR USD 1 Month+2.540%, 10/15/34	8,500	7,175
BX Commercial Mortgage Trust, Ser 2018-IND, Cl H
3.185%, VAR ICE LIBOR USD 1 Month+3.000%, 11/15/35	3,934	3,817
BX Commercial Mortgage Trust, Ser 2019-XL, Cl J
2.835%, VAR ICE LIBOR USD 1 Month+2.650%, 10/15/36	7,643	7,213
BX Commercial Mortgage Trust, Ser 2020-BXLP, Cl G
2.685%, VAR ICE LIBOR USD 1 Month+2.500%, 12/15/36	14,750	14,011
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl F
2.656%, VAR ICE LIBOR USD 1 Month+2.471%, 03/15/37	9,000	8,259
BX Commercial Mortgage Trust, Ser 2019-XL, Cl G
2.485%, VAR ICE LIBOR USD 1 Month+2.300%, 10/15/36	12,831	12,317
BX Commercial Mortgage Trust, Ser 20108-IND, Cl G
2.235%, VAR ICE LIBOR USD 1 Month+2.050%, 11/15/35	11,270	10,875
BX Commercial Mortgage Trust, Ser 2020-BXLP, Cl F
2.185%, VAR ICE LIBOR USD 1 Month+2.000%, 12/15/36	6,171	5,862
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl E
2.136%, VAR ICE LIBOR USD 1 Month+1.951%, 03/15/37	5,000	4,569
BX Commercial Mortgage Trust, Ser 2018-IND, Cl C
1.284%, VAR ICE LIBOR USD 1 Month+1.100%, 11/15/35	700	691
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl G
3.435%, VAR ICE LIBOR USD 1 Month+3.250%, 12/15/37	15,000	14,065
CAMB Commercial Mortgage Trust, Ser 20109-LIFE, Cl F
2.735%, VAR ICE LIBOR USD 1 Month+2.550%, 12/15/37	5,000	4,726
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl C
1.635%, VAR ICE LIBOR USD 1 Month+1.450%, 12/15/37	150	147
CG Commercial Mortgage Trust, Ser 2019-SST2, Cl F
2.685%, VAR ICE LIBOR USD 1 Month+2.500%, 12/15/36	8,000	7,549
Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Cl B
1.285%, VAR ICE LIBOR USD 1 Month+1.100%, 12/15/36	250	242
CLNY Trust, Ser 2019-IKPR, Cl E
2.906%, VAR ICE LIBOR USD 1 Month+2.721%, 11/15/38	15,575	12,891
COMM Mortgage Trust, Ser 2018-HCLV, Cl E
2.685%, VAR ICE LIBOR USD 1 Month+2.500%, 09/15/33	5,000	4,289
COMM Mortgage Trust, Ser 2018-HCLV, Cl C
1.885%, VAR ICE LIBOR USD 1 Month+1.700%, 09/15/33	5,319	5,007
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
2.835%, VAR ICE LIBOR USD 1 Month+2.650%, 05/15/36	8,780	8,296
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl E
2.335%, VAR ICE LIBOR USD 1 Month+2.150%, 05/15/36	17,000	16,234

RiverPark Floating Rate CMBS Fund June 30, 2020 (Unaudited)

Description	Face Amount (000)	Value (000)
DBGS Mortgage Trust, Ser 2018-5BP, Cl E
2.085%, VAR ICE LIBOR USD 1 Month+1.900%, 06/15/33	$10,000	$9,048
DBGS Mortgage Trust, Ser 2018-5BP, Cl D
1.535%, VAR ICE LIBOR USD 1 Month+1.350%, 06/15/33	550	505
GS Mortgage Securities Trust, Ser 2020-GC47, Cl D
3.571%, 05/12/53	2,000	1,701
GS Mortgage Securities Trust, Ser 2018-LUAU, Cl E
2.735%, VAR ICE LIBOR USD 1 Month+2.550%, 11/15/32	5,000	4,274
GS Mortgage Securities Trust, Ser 2019-SOHO, Cl E
2.059%, VAR ICE LIBOR USD 1 Month+1.875%, 06/15/36	9,000	8,416
GS Mortgage Securities Trust, Ser 2018-HULA, Cl A
1.105%, VAR ICE LIBOR USD 1 Month+0.920%, 07/15/25	6,906	6,613
JPMDB Commercial Mortgage Securities Trust, Ser 2020-COR7, Cl D
1.750%, 05/13/53	5,000	3,684
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-LAQ, Cl E
3.350%, VAR ICE LIBOR USD 1 Month+3.000%, 06/15/35	7,469	6,347
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl F
3.195%, VAR ICE LIBOR USD 1 Month+3.010%, 06/15/35	4,500	3,204
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl E
2.595%, VAR ICE LIBOR USD 1 Month+2.410%, 06/15/35	1,000	752
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Cl E
2.345%, VAR ICE LIBOR USD 1 Month+2.160%, 07/15/36	9,700	8,873
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-LAQ, Cl D
2.300%, VAR ICE LIBOR USD 1 Month+2.100%, 06/15/32	4,970	4,348
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl D
1.895%, VAR ICE LIBOR USD 1 Month+1.710%, 06/15/35	2,500	2,048
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Cl D
1.845%, VAR ICE LIBOR USD 1 Month+1.660%, 07/15/36	8,675	8,110
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl C
1.545%, VAR ICE LIBOR USD 1 Month+1.360%, 06/15/35	4,900	4,122
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl B
1.345%, VAR ICE LIBOR USD 1 Month+1.160%, 06/15/35	500	445
Morgan Stanley Capital I Trust, Ser 2019-PLND, Cl G
3.835%, VAR ICE LIBOR USD 1 Month+3.650%, 05/15/36	10,000	7,207
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl F
2.785%, VAR ICE LIBOR USD 1 Month+2.600%, 11/15/34	8,552	8,285
Motel 6 Trust, Ser 2017-MTL6, Cl A
1.105%, VAR ICE LIBOR USD 1 Month+0.920%, 08/15/34	752	738
MSCG Trust, Ser 2018-SELF, Cl F
3.235%, VAR ICE LIBOR USD 1 Month+3.050%, 10/15/37	5,000	4,676
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl E
2.235%, VAR ICE LIBOR USD 1 Month+2.050%, 12/15/33	6,250	5,885
Natixis Commercial Mortgage Securities Trust, Ser 2018-850T, Cl E
2.138%, VAR ICE LIBOR USD 1 Month+1.954%, 07/15/33	1,780	1,657
Natixis Commercial Mortgage Securities Trust, Ser 2018-850T, Cl D
1.638%, VAR ICE LIBOR USD 1 Month+1.454%, 07/15/33	9,515	9,103
Total Commercial Mortgage-Backed Securities
(Cost $322,456) (000)		303,168

Total Investments — 98.4%
(Cost $322,456) (000)		$303,168

As of June 30, 2020, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $307,951 (000).
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2020, these securities amounted to $303,168 (000) or 98.4% of Net Assets.

Cl — Class
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
Ser — Series
USD — U.S. Dollar
VAR— Variable Rate

RiverPark Floating Rate CMBS Fund June 30, 2020 (Unaudited)

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1900